PRIVATE PLACEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 545,000 Private Units at a price of $10.00 per Private Unit, for an aggregate purchase price of $5,450,000 from the Company in a private placement. Each Private Unit consists of one Private Share, one right (“Private Right”) and one redeemable warrant (“Private Warrant”). Each Private Right entitles the holder thereof to receive one-tenth (1/10) of one ordinary share upon the consummation of a Business Combination (see Note 7). Each whole Private Warrant will be exercisable for one ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).

The proceeds from the sale of the Private Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Units and all underlying securities will expire worthless.

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 545,000 Private Units at a price of $10.00 per Private Unit, for an aggregate purchase price of $5,450,000 from the Company in a private placement. Each Private Unit consists of one Private Share, one right (“Private Right”) and one redeemable warrant (“Private Warrant”). Each Private Right entitles the holder thereof to receive one-tenth (1/10) of one ordinary share upon the consummation of a Business Combination (see Note 7). Each whole Private Warrant will be exercisable for one ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).

The proceeds from the sale of the Private Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Units and all underlying securities will expire worthless.